Subsequent Events	9 Months Ended
Sep. 30, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events	Note 11—Subsequent Events No events have occurred after the balance sheet date that would influence the evaluation of these unaudited condensed consolidated interim financial statements.